Revenue (Details)			1 Months Ended				12 Months Ended		67 Months Ended	79 Months Ended
	Apr. 19, 2022 item	Jan. 07, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2017 USD ($)	May 31, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 13, 2022 USD ($)
Grant Revenue
Revenue							$ 370,176	$ 2,112,806
Grant receivable							1,524,522		$ 1,524,522	$ 1,524,522
Grant receivable								1,318,359
Allowable expenses incurred under NIH grant							40,000.00	30,000.00
License Revenue
Accounts receivable							81,456	$ 66,049	81,456	81,456
Shattuck
License Revenue
License fee received						$ 50,000
Grant and contract revenue | Maximum
Grant Revenue
Amount Awarded From NIH Grant		$ 200,000
ANTHIM Vials
Grant Revenue
Number of vials to be delivered | item	3,000
Contract award											$ 6,000,000.0
ANTHIM Vials | Accounts receivable
Grant Revenue
Contract with customer, receivable, after allowance for credit loss, current												$ 6,000,000.0
Pelican Therapeutics, Inc. | Grant and contract revenue
Grant Revenue
Revenue							15,200,000		15,200,000	15,200,000
Remaining grant amount receivable							1,500,000		1,500,000	1,500,000
Amount the company is required to match of each dollar of grant							0.50		0.50	0.50
Threshold amount for match of grant							1.00		1.00	1.00
Contribution to be made by Pelican							7,600,000		7,600,000	7,600,000
Grant receivable							$ 1,500,000		$ 1,500,000	$ 1,500,000
Pelican Therapeutics, Inc. | Grant and contract revenue | Maximum
Grant Revenue
Amount awarded from CPRIT grant						$ 15,200,000
Royalty percentage after threshold is met							1.00%
Pelican Therapeutics, Inc. | Grant and contract revenue | Tranche 1
Grant Revenue
Revenue					$ 1,800,000
Pelican Therapeutics, Inc. | Grant and contract revenue | Tranche 2
Grant Revenue
Revenue				$ 6,500,000
Pelican Therapeutics, Inc. | Grant and contract revenue | Tranche 3
Grant Revenue
Revenue			$ 5,400,000